Borrowings and Debt Securities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Borrowings And Debt Securities

(1)	Borrowings and debt securities as of December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Current liabilities
Short-term borrowings	￦	10,667,335	9,122,792
Current portion of long-term borrowings		5,780,638	8,434,330
Current portion of debt securities		24,681,439	26,908,467
Less: Current portion of discount on long-term borrowings		(1,152)	(16,537)
Less: Current portion of discount on debt securities		(7,176)	(7,100)
Add: Current portion of premium on debt securities		263	—

		41,121,347	44,441,952

Non-current liabilities
Long-term borrowings		3,407,514	3,153,867
Debt securities		89,293,561	85,149,391
Less: Discount on long-term borrowings		(14,683)	(35,071)
Less: Discount on debt securities		(175,909)	(176,739)

		92,510,483	88,091,448

	￦	133,631,830	132,533,400

Repayment Schedule of Borrowings and Debt Securities
(2)	Repayment schedule of borrowings and debt securities as of December 31, 2023 and 2024 are as follows:

2023
Type		Borrowings	Debt Securities

		In millions of won
Less than 1 year	￦	16,447,973	24,681,439
1~ 5 years		1,649,696	64,342,617
Over 5 years		1,757,818	24,950,944

	￦	19,855,487	113,975,000

2024
Type		Borrowings	Debt Securities

		In millions of won
Less than 1 year	￦	17,557,122	26,908,467
1~ 5 years		1,488,840	63,087,182
Over 5 years		1,665,027	22,062,209

	￦	20,710,989	112,057,858

Short-term Borrowings
(3)	Short-term borrowings as of December 31, 2023 and 2024 are as follows:

2023
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency

	In millions of won and thousands of USD
Local short-term borrowings	DB Financial Investment and others	4.00~4.84	2024.01.05 ~2024.12.31	—	￦	6,180,339
Local short-term borrowings	Nonghyup Bank and others	3M CD+0.98~1.12	2024.05.26 ~2024.11.20	—		4,300,000
Local short-term borrowings	Korea Development Bank	Standard overdraft rate+1.06	2024.02.24	—		30,000
Local short-term borrowings	Export-Import Bank of Korea	3M Bank debenture rate+0.34	2024.12.27	—		50,000
Foreign short-term borrowings	Export-Import Bank of Korea	5.49	2024.09.27	USD 40,000		51,576
Foreign short-term borrowings	Kookmin Bank	SOFR(1M)+0.95	2024.02.16	USD 40,000		51,576
Local bank overdraft	Woori Bank and others	Standard overdraft rate+1.37 4.63~5.34	2024.01.05 ~2024.02.23	—		3,844

					￦	10,667,335

2024
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency

	In millions of won and thousands of USD
Local short-term borrowings	Yuanta Securities Co., Ltd. and others	3.27~4.60	2025.01.07 ~2025.12.31	—	￦	4,953,348
Local short-term borrowings	Nonghyup Bank and others	3M CD+ 0.23 ~ 0.65 4.17	2025.01.02 ~2025.11.20	—		3,934,600
Foreign short-term borrowings	Hana Bank	SOFR(1M)+0.90	2025.08.12	USD 40,000		58,800
Local bank overdraft	Korea Development Bank	3.85	2025.04.28	—		100,000
Local bank overdraft	Woori Bank and others	Standard overdraft rate+1.37 4.20	2025.02.21 ~2025.03.28	—		76,044

					￦	9,122,792

Long-term Borrowings
(4)	Long-term borrowings as of December 31, 2023 and 2024 are as follows:

2023
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won
Local long-term borrowings
Korea Development Bank	Others	0.50	2024~2044	—	￦	1,758
	Facility	2.60~4.94	2025~2042	—		53,052
	Facility	CB rate+0.90	2029	—		9,985
	Operating funds	1yr KDB rate+ 0.91	2024	—		40,000
Hana Bank and others	Commercial Paper	3M CD+0.13~ 1.20	2024~2028	—		5,350,000
	Facility	4.60	2028	—		6,558
	Facility	3yr KTB rate -2.50	2028	—		3,156
Export-Import Bank of Korea	Project loans	1.00	2026	—		7,365
	Facility	1.32	2028	—		80,000
	Operating funds	3M Bank debenture rate +0.66	2026	—		40,000
Korea Energy Agency	Development of power resources	3yr KTB rate -2.25 2.25	2024~2028	—		9,176
	Facility	3yr KTB rate-1.50	2024	—		163
	Project loans	—	2033	—		1,197
Shinhan Bank and others	Facility	CB rate+0.90~1.10	2028~2029	—		16,825
	Operating funds	6M Bank debenture rate+0.93	2025	—		20,000
	Commercial Paper	3M CD+0.38	2025	—		150,000
	Others	3.95	2034	—		73,425
	Others	Standard overdraft rate+1.00	2034	—		73,425
Kookmin Bank	Facility	1yr Bank debenture rate+0.78 3M CD+1.79~2.10 5.04	2025~2037	—		186,032
Woori Bank	Facility	Standard overdraft rate+1.60 3M CD+1.90 5.04	2034~2042	—		101,172

2023
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won

IBK	Facility	4.00~5.80	2042~2044	—		30,690
Nonghyup Bank	Facility	3M CD+2.00~2.10	2030~2041	—		22,517
Others	Facility	3.50~6.80	2028~2042	—		735,722
	Facility	CB rate+1.10 3M CD+2.10 1.75~3.30	2024~2041	—		51,509
	PF Refinancing	CB rate+1.25	2030	—		6,680
	PF Refinancing	4.10	2030	—		18,556
	Securitized debts (*)	3M CD+1.80	2025	—		52,060
	Others	4.40~7.90	2025~2039	—		113,973
	Others	1.80~4.50	2031~2034	—		49,879

					￦	7,304,875

2023
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2026	USD 8,744	￦	11,274
Export-Import Bank of Korea and others	Direct Loan and others	6M Synthetic Libor+1.80~3.20	2036	USD 78,347		101,020
	Direct Loan and others	6M Synthetic Libor+2.25~3.70	2027	JOD 62,385		113,390
	Facility	6M Synthetic Libor+1.70~2.50 SOFR(1M)+1.83	2029~2031	USD 120,916		155,909
Korea Development Bank and others	EBL	SOFR(1M)+0.86	2025	USD 142,049		183,157
POSCO E&C and others	Shareholder’s loan	5.60~8.00	2025	USD 10,770		13,887
	Shareholder’s loan	8.00	2031	JOD 5,419		9,850
Samsung Life Insurance and others	Syndicated Loan	3.10~8.00	2032	JPY 4,350,671		39,707
Woori Bank and others	Syndicated Loan	JPY 6M Tibor+1.84	2032	JPY 2,399,088		21,896
Solar Construction Lending, LLC	Facility	5.00	2025	USD 29,894		38,545
Kiwoom Solar Power Professional Investor Private Placement Investment Trust V	Senior borrowing	3.90	2029	EUR 40,478		57,745
IFC and others	Facility	SOFR(3M)+1.99 SOFR(6M)+5.00 3M BSBY+1.70 6.05~6.62	2024~2031	USD 655,922		845,746
Hanwha US Solar Private Fund 1 and others	Facility	6.00	2039	USD 60,674		78,233
DBS Bank and others	Facility	1M BBSY+1.40~2.25	2025	AUD 185,086		162,891
Nonghyup Bank and others	Facility	10.40	2039	USD 38,799		50,027

						1,883,277

						9,188,152
Less: Discount on long-term borrowings						(15,835)
Less: Current portion of long-term borrowings						(5,780,638)
Add: Current portion of discount on long-term borrowings						1,152

					￦	3,392,831

(*)	The main reasons for early repayment of securitized debts as of December 31, 2023 are as follows:

Type	Details
Non-payment of proceeds	Where the consignor fails to pay the principal to the trustee
Guarantees for supplemental funding	Where the consignor fails to fulfill guarantees for supplemental funding
Additional trust obligation	Where the consignor fails to fulfill the additional trust obligation
Event of default	In case the event of default occurs under the ABL loan agreement
The Company is responsible for collateral obligations (fund supplementation) and liability guarantees for entrusted assets.

2024
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won
Local long-term borrowings
Korea Development Bank	Others	0.50	2025~2044	—	￦	1,424
	Facility	2.60~4.94	2025~2042	—		51,960
	Facility	CB rate+0.90	2029	—		9,486
Hana Bank and others	Commercial Paper	3M CD+0.31~1.20	2025~2029	—		7,550,000
	Facility	4.60	2028	—		4,904
	Facility	3yr KTB rate -1.25	2028	—		2,492
Export-Import Bank of Korea	Project loans	1.00	2026	—		4,419
	Facility	1.32	2025~2028	—		64,000
	Operating funds	3M bank debenture rate+0.66	2026	—		50,000
Korea Energy Agency	Development of power resources	3yr KTB rate -2.25 1.75	2025~2028	—		7,494
	Project loans	—	2033	—		1,197
Shinhan Bank and others	Facility	CB rate+0.90~1.10	2028~2029	—		13,995
	Operating funds	6M bank debenture rate+0.93~1.03	2025~2027	—		50,000
	Others	3.95	2034	—		67,733
	Others	Standard overdraft rate+1.00	2034	—		67,733
Kookmin Bank	Facility	3M CD+1.79 5.53~5.63	2030~2037	—		167,945
	Operating funds	1yr bank debenture rate+0.78	2025	—		20,000
Woori Bank	Facility	3M CD+1.90 5.12~5.61	2034~2042	—		100,071
IBK	Facility	4.00~5.80	2042~2044	—		30,690
Nonghyup Bank	Facility	5.53~5.63	2030~2041	—		36,351
Others	Facility	3.30~6.80	2028~2042	—		801,687
	Facility	CB rate+1.10 2.25~5.63	2028~2041	—		24,517
	PF Refinancing	CB rate+1.25	2030	—		5,726
	PF Refinancing	4.10	2030	—		15,905
	Securitized debts (*)	3M CD+1.80	2025	—		54,236
	Others	4.40~7.90	2025~2039	—		113,362
	Others	2.00~6.15	2031~2034	—		49,826

					￦	9,367,153

2024
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2026	USD 8,744	￦	12,853
Export-Import Bank of Korea and others	Direct Loan and others	6M Synthetic Libor+1.80~3.20	2036	USD 72,163		106,080
	Direct Loan and others	6M Synthetic Libor+2.25~3.70	2027	JOD 44,126		91,437
	Facility	SOFR+0.43 SOFR(1M)+1.83	2029~2031	USD 112,672		165,628
Korea Development Bank and others	EBL	SOFR(1M)+0.86	2025	USD 149,592		219,900
POSCO E&C and others	Shareholder’s loan	5.60~8.00	2025~2026	USD 10,145		14,914
	Shareholder’s loan	8.00	2031	JOD 4,853		10,056
Samsung Life Insurance and others	Syndicated Loan	3.10~8.00	2025~2032	JPY 3,937,987		36,878
Woori Bank and others	Syndicated Loan	JPY 6M Tibor+1.84	2025	JPY 2,178,069		20,397
Solar Construction Lending, LLC	Facility	5.00	2025	USD 28,303		41,605
Kiwoom Solar Power Professional Investor Private Placement Investment Trust V	Senior borrowing	3.90	2029	EUR 38,139		58,304
IFC and others	Facility	SOFR(3M)+1.60~1.99 SOFR(6M)+5.00 6.19~7.22	2026~2032	USD 772,852		1,136,092
Hanwha US Solar Private Fund 1 and others	Facility	6.00	2038	USD 60,743		89,292
DBS Bank and others	Facility	1M BBSY+1.40~2.25	2025	AUD 178,729		163,301
Nonghyup Bank and others	Facility	10.40	2039	USD 36,943		54,307

						2,221,044

						11,588,197
Less: discount on long-term borrowings						(51,608)
Less: current portion of long-term borrowings						(8,434,330)
Add: current portion of discount on long-term borrowings						16,537

					￦	3,118,796

(*)	The main reasons for early repayment of securitized debts as of December 31, 2024 are as follows:

Type	Details
Non-payment of proceeds	Where the consignor fails to pay the principal to the trustee
Guarantees for supplemental funding	Where the consignor fails to fulfill guarantees for supplemental funding
Additional trust obligation	Where the consignor fails to fulfill the additional trust obligation
Event of default	In case the event of default occurs under the ABL loan agreement
The Company is responsible for collateral obligations (fund supplementation) and liability guarantees for entrusted assets.

Local Debt Securities
(5)	Local debt securities as of December 31, 2023 and 2024 are as follows:

	Issue date	Maturity	Interest rate (%)		2023	2024

	In millions of won
Electricity Bonds	2012.03.27 ~ 2024.12.17	2025.01.03 ~ 2052.04.21	1.43~5.99	￦	67,730,000	63,960,000
Corporate Bonds (*)	2009.10.16 ~ 2024.10.04	2025.01.10 ~ 2054.06.28	1.28~10.00		29,887,353	28,727,353
Corporate Bonds	2021.05.26 ~ 2023.12.28	2041.05.25 ~ 2043.09.15	1.71~3.78		41,578	41,578

					97,658,931	92,728,931
Less: Discount on local debt securities					(54,826)	(51,149)
Less: Current portion of local debt securities					(23,141,584)	(22,621,584)
Add: Current portion of discount on local debt securities					4,712	2,124

				￦	74,467,233	70,058,322

(*)
Among the corporate bonds, each holder of Hee Mang Sunlight Power Co., Ltd.’s private equity bonds, amounting to ￦1,584 million, may exercise the early redemption rights on the 5th year (March 31, 2021) from the date of issuance of the bonds and every year on March 31 thereafter, until the year before the redemption date.

Foreign Debt Securities
(6)	Foreign debt securities as of December 31, 2023 and 2024 are as follows:

	2023
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency

	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~1996.12.06	2026.12.01~2096.04.01	6.00~7.95	USD 278,701	￦	359,357
FY-97	1997.01.31~1997.08.04	2027.02.01~2027.08.01	6.75~7.00	USD 314,717		405,796
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		369,955
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		128,940
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		386,820
FY-17	2017.07.25	2027.07.25	3.13	USD 300,000		386,820
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		57,064
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		58,050
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		272,349
FY-19	2019.02.27	2024.02.27	0.13	CHF 200,000		305,364
FY-19	2019.06.24	2024.06.24	2.50	USD 500,000		644,700
FY-19	2019.07.19	2024.07.19~2027.07.19	0.00~0.05	CHF 300,000		458,046
FY-19	2019.10.30	2024.10.30	3M BBSW+0.97	AUD 300,000		264,024
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 342,753		441,946
FY-20	2020.02.03	2025.02.03	2.13	USD 300,000		386,820
FY-20	2020.05.06	2025.05.06	1.75	USD 500,000		644,700
FY-20	2020.06.15	2025.06.15	1.13	USD 500,000		644,700
FY-20	2020.08.03	2026.02.03	1.00	USD 300,000		386,820
FY-21	2021.01.27	2026.01.27	0.75	USD 450,000		580,230
FY-21	2021.04.27	2026.04.27	1.25	USD 500,000		644,700
FY-21	2021.08.09	2026.08.09	1.25	USD 300,000		386,820
FY-21	2021.09.24	2026.09.24	1.13	USD 300,000		386,820
FY-22	2022.04.21	2027.04.21	3.63	USD 300,000		386,820
FY-22	2022.05.06	2025.05.06	3.60	USD 500,000		644,700
FY-22	2022.06.14	2025.06.14~2027.06.14	3.63~4.00	USD 800,000		1,031,520
FY-22	2022.06.28	2025.06.28	4.13	USD 300,000		386,820
FY-22	2022.07.27	2027.07.27	4.25	USD 700,000		902,580
FY-22	2022.10.06	2026.04.06~2028.04.06	5.38~5.50	USD 800,000		1,031,520
FY-22	2022.10.06~2022.11.01	2032.10.06	5.16	HKD 2,350,000		387,891
FY-23	2023.06.07	2030.06.07	4.51	HKD 1,037,000		171,167
FY-23	2023.07.12	2028.07.12	4.88	USD 350,000		451,290
FY-23	2023.07.18	2028.07.18	5.00	USD 500,000		644,700
FY-23	2023.07.31	2026.07.31	5.38	USD 1,000,000		1,289,400
FY-23	2023.09.21	2026.09.21	5.38	USD 300,000		386,820

						16,316,069
Less: Discount on foreign debt securities						(128,259)
Add: Premium on foreign debt securities						263
Less: Current portion of foreign debt securities						(1,539,855)
Add: Current portion of discount on foreign debt securities						2,464
Less: Current portion of premium on foreign debt securities						(263)

					￦	14,650,419

	2024
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency

	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~1996.12.06	2026.12.01~2096.04.01	6.00~7.95	USD 278,701	￦	409,690
FY-97	1997.01.31~1997.08.04	2027.02.01~2027.08.01	6.75~7.00	USD 314,717		462,634
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		421,772
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		147,000
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		441,000
FY-17	2017.07.25	2027.07.25	3.13	USD 300,000		441,000
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		61,149
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		59,954
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		312,345
FY-19	2019.07.19	2027.07.19	0.05	CHF 100,000		162,638
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 326,929		480,586
FY-20	2020.02.03	2025.02.03	2.13	USD 300,000		441,000
FY-20	2020.05.06	2025.05.06	1.75	USD 500,000		735,000
FY-20	2020.06.15	2025.06.15	1.13	USD 500,000		735,000
FY-20	2020.08.03	2026.02.03	1.00	USD 300,000		441,000
FY-21	2021.01.27	2026.01.27	0.75	USD 450,000		661,500
FY-21	2021.04.27	2026.04.27	1.25	USD 500,000		735,000
FY-21	2021.08.09	2026.08.09	1.25	USD 300,000		441,000
FY-21	2021.09.24	2026.09.24	1.13	USD 300,000		441,000
FY-22	2022.04.21	2027.04.21	3.63	USD 300,000		441,000
FY-22	2022.05.06	2025.05.06	3.60	USD 500,000		735,000
FY-22	2022.06.14	2025.06.14~2027.06.14	3.63~4.00	USD 800,000		1,176,000
FY-22	2022.06.28	2025.06.28	4.13	USD 300,000		441,000
FY-22	2022.07.27	2027.07.27	4.25	USD 700,000		1,029,000
FY-22	2022.10.06	2026.04.06~2028.04.06	5.38~5.50	USD 800,000		1,176,000
FY-22	2022.10.06~2022.11.01	2032.10.06	5.16	HKD 2,350,000		444,855
FY-23	2023.06.07	2030.06.07	4.51	HKD 1,037,000		196,304
FY-23	2023.07.12	2028.07.12	4.88	USD 350,000		514,500
FY-23	2023.07.18	2028.07.18	5.00	USD 500,000		735,000
FY-23	2023.07.31	2026.07.31	5.38	USD 1,000,000		1,470,000
FY-23	2023.09.21	2026.09.21	5.38	USD 300,000		441,000
FY-24	2024.01.31	2027.01.31	4.88	USD 1,200,000		1,764,000
FY-24	2024.07.29	2029.07.29	4.63	USD 500,000		735,000

						19,328,927
Less: discount on foreign debt securities						(132,690)
Less: current portion of foreign debt securities						(4,286,883)
Add: current portion of discount on foreign debt securities						4,976

					￦	14,914,330

Schedule of Changes in Borrowings and Debt Securities
(7)	Changes in borrowings and debt securities for the years ended December 31, 2023 and 2024 are as follows:

		2023			2024
		Borrowings	Debt Securities	Total	Borrowings	Debt Securities	Total
		In millions of won
Beginning balance	￦	15,420,176	105,185,189	120,605,365	19,839,652	113,792,178	133,631,830
Cash flow		4,406,382	8,286,542	12,692,924	604,841	(4,211,164)	(3,606,323)
Effect of exchange rate fluctuations		13,210	322,143	335,353	250,661	2,294,022	2,544,683
Others		(116)	(1,696)	(1,812)	(35,773)	(1,017)	(36,790)

	￦	19,839,652	113,792,178	133,631,830	20,659,381	111,874,019	132,533,400